INTANGIBLE ASSETS, NET (Textual) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	¥ 22,199	$ 3,229	¥ 20,465	¥ 40,188
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	21,791
Finite-Lived Intangible Assets, Amortization Expense, Year Two	21,331
Finite-Lived Intangible Assets, Amortization Expense, Year Three	20,713
Finite-Lived Intangible Assets, Amortization Expense, Year Four	20,284
Finite-Lived Intangible Assets, Amortization Expense, Year Five	¥ 20,181